Trade Accounts Receivable (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period		$ 1,024	$ 383	$ 150
Amounts expensed		1,006	1,090	353
Deductions	[1]	(550)	(449)	(120)
Balance at end of period		$ 1,480	$ 1,024	$ 383

[1]	Deductions include actual accounts written off, net of recoveries.